Note 18 - Condensed Consolidating Financial Statements (Details) - Condensed Consolidating Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended								10 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 102,157	$ 111,016	$ 93,722	$ 97,523	$ 117,640	$ 116,980	$ 9,176	$ 5,337	$ 619		$ 404,418	$ 249,133	[1]	$ 619
Costs of services									309		355,355	213,690	[1]	309
Gross margin	12,059	13,281	12,303	11,420	13,652	14,311	3,725	3,755	310		49,063	35,443	[1]	310
Operating costs and expense:
General and administrative									2,056		21,321	12,467	[1]	2,056
Depreciation, amortization and accretion									99		6,345	5,164	[1]
Impairments									0	[1]	32,546	4,131	[1]
Operating income									(1,845)		(11,149)	13,681	[1]	(1,845)
Other income (expense):
Equity earnings (loss) in subsidiaries											0	0
Interest expense, net											(3,208)	(4,000)	[1]
Offering costs											(446)	(1,376)	[1]
Gain on reversal of contingent consideration							11,250		0	[1]	0	11,250	[1]
Other, net											92	37	[1]
Net income (loss) before income tax expense									(1,845)		(14,711)	19,592	[1]
Income tax expense					13,973	1,211	53				468	15,237	[1]	0
Net income (loss)	(28,722)	5,097	4,929	3,517	(15,188)	4,488	12,824	2,231	(1,845)	[1]	(15,179)	4,355	[1]	(1,845)
Net income attributable to non-controlling interests											4,973	22	[1]
Net income (loss) attributable to controlling interests											(20,152)	4,333	[1]
Reportable Legal Entities [Member] | Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues											0	0
Costs of services											0	0
Gross margin											0	0
Operating costs and expense:
General and administrative											0	0
Depreciation, amortization and accretion											0	0
Impairments											0	0
Operating income											0	0
Other income (expense):
Equity earnings (loss) in subsidiaries											(14,134)	0
Interest expense, net											(983)	(18)
Offering costs											(446)	(1,376)
Gain on reversal of contingent consideration												0
Other, net											0	0
Net income (loss) before income tax expense											(15,563)	(1,394)
Income tax expense											0	0
Net income (loss)											(15,563)	(1,394)
Net income attributable to non-controlling interests											4,646	0
Net income (loss) attributable to controlling interests											(20,209)	(1,394)
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues											370,081	222,250
Costs of services											323,821	188,928
Gross margin											46,260	33,322
Operating costs and expense:
General and administrative											19,257	11,283
Depreciation, amortization and accretion											6,136	5,027
Impairments											32,546	3,429
Operating income											(11,679)	13,583
Other income (expense):
Interest expense, net											(1,892)	(3,822)
Offering costs											0	0
Gain on reversal of contingent consideration												11,250
Other, net											84	41
Net income (loss) before income tax expense											(13,487)	21,052
Income tax expense											356	14,187
Net income (loss)											(13,843)	6,865
Net income attributable to non-controlling interests											291	22
Net income (loss) attributable to controlling interests											(14,134)	6,843
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues											34,337	26,883
Costs of services											31,534	24,762
Gross margin											2,803	2,121
Operating costs and expense:
General and administrative											2,064	1,184
Depreciation, amortization and accretion											209	137
Impairments											0	702
Operating income											530	98
Other income (expense):
Equity earnings (loss) in subsidiaries											0	0
Interest expense, net											(333)	(160)
Offering costs											0	0
Gain on reversal of contingent consideration												0
Other, net											8	(4)
Net income (loss) before income tax expense											205	(66)
Income tax expense											112	1,050
Net income (loss)											93	(1,116)
Net income attributable to non-controlling interests												0
Net income (loss) attributable to controlling interests											93	(1,116)
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues											0	0
Costs of services											0	0
Gross margin											0	0
Operating costs and expense:
General and administrative											0	0
Depreciation, amortization and accretion											0	0
Impairments											0	0
Operating income											0	0
Other income (expense):
Equity earnings (loss) in subsidiaries											14,134
Interest expense, net											0	0
Offering costs											0	0
Gain on reversal of contingent consideration												0
Other, net											0	0
Net income (loss) before income tax expense											14,134
Income tax expense											0	0
Net income (loss)											14,134
Net income attributable to non-controlling interests											36	0
Net income (loss) attributable to controlling interests											$ 14,098

[1]	Recast - Note 2